Statement of changes in equity (Statement) - BRL (R$)	Total	Total controlling shareholders' equity	Share Capital	Capital reserves	Treasury shares	Profit reserves	Accumulated other comprehensive income	Retained earnings	Non-controlling interest
Equity at beginning of period at Dec. 31, 2024	R$ 32,415,575,000	R$ 32,284,269,000	R$ 19,235,546,000	R$ 60,226,000	R$ (1,339,197,000)	R$ 12,978,898,000	R$ 1,348,796,000		R$ 131,306,000
Net income for the period	13,321,518,000	13,298,971,000						R$ 13,298,971,000	22,547,000
Other comprehensive income (loss)	(302,411,000)	(302,411,000)					(302,411,000)
Increase (decrease) through share-based payment transactions, equity	34,081,000	34,081,000		34,081,000
Increase (decrease) through treasury share transactions, equity	(5,157,000)	(5,157,000)		(25,126,000)	19,969,000
Share repurchase	(191,918,000)	(191,918,000)			(191,918,000)
Unclaimed dividends forfeited	567,000	567,000						567,000
Additional proposed dividend	(9,800,000)								(9,800,000)
Transactions with non-controlling interests	(4,030,000)								(4,030,000)
Realization of deemed cost, net of taxes							(101,424,000)	101,424,000
Equity at end of period at Sep. 30, 2025	45,258,425,000	45,118,402,000	19,235,546,000	69,181,000	(1,511,146,000)	12,978,898,000	944,961,000	13,400,962,000	140,023,000
Equity at beginning of period at Dec. 31, 2025	43,952,173,000	43,812,045,000	24,235,546,000	80,742,000	(1,511,146,000)	20,118,234,000	888,669,000		140,128,000
Net income for the period	8,203,412,000	8,209,902,000						8,209,902,000	(6,490,000)
Other comprehensive income (loss)	(210,547,000)	(216,446,000)					(216,446,000)		5,899,000
Increase (decrease) through share-based payment transactions, equity	27,949,000	27,949,000		27,949,000
Increase (decrease) through treasury share transactions, equity	(7,921,000)	(7,921,000)		(27,031,000)	19,110,000
Share repurchase	(198,445,000)	(198,445,000)			(198,445,000)
Unclaimed dividends forfeited	769,000	769,000						769,000
Capital increase			14,574,000			(14,574,000)
Transactions with non-controlling interests	5,678,135,000								5,678,135,000
Realization of deemed cost, net of taxes							(71,514,000)	71,514,000
Equity at end of period at Sep. 30, 2026	R$ 57,445,525,000	R$ 51,627,853,000	R$ 24,250,120,000	R$ 81,660,000	R$ (1,690,481,000)	R$ 20,103,660,000	R$ 600,709,000	R$ 8,282,185,000	R$ 5,817,672,000